Impairment losses (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Impairment losses
Impairment losses		€ 0	€ 1,685	€ 3,525
Foreign exchange translation differences transferred to the income statement		€ (13)	(146)	2,277
Goodwill.
Impairment losses
Management plans period (in years)		5 years
Vodafone India (excluding interest in Indus Towers)
Impairment losses
Net gain on transaction			(3,420)
Loss on disposal			1,276
Foreign exchange translation differences transferred to the income statement			(2,079)
Vodafone Idea
Impairment losses
Impairment losses	€ 300
Spain
Impairment losses
Impairment losses		€ 0	840	2,930
Ireland
Impairment losses
Impairment losses		0	630
Romania
Impairment losses
Impairment losses		0	110	310
Vodafone Automotive
Impairment losses
Impairment losses		0	€ 105	30
Vodafone Idea
Impairment losses
Impairment losses		€ 0		€ 255